CONDENSED BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued expenses, related parties (in Dollars)	$ 7,236	$ 27,375	$ 15,755
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	30,497,707	29,321,204	22,588,184
Common stock, shares outstanding	30,497,707	29,321,204	22,588,184
Series C Preferred Stock [Member]
Preferred stock, shares issued	965	985	1,070
Preferred stock, shares outstanding	965	985	1,070
Preferred stock, liquidation preference (in Dollars)	$ 965,000	$ 985,000	$ 1,070,000
Preferred stock, shares authorized	4,200	4,200	4,200
Series A Preferred Stock [Member]
Preferred stock, shares authorized	200	200	200
Preferred Stock, shares outstanding		0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	600	600	600
Preferred Stock, shares outstanding			0
Series D Preferred Stock [Member]
Preferred stock, liquidation preference (in Dollars)	$ 1,030,500	$ 2,001,000	$ 0
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,400	1,400	1,400
Preferred Stock, shares issued	687	1,334	0
Preferred Stock, shares outstanding	687	1,334	0
Series E Preferred Stock [Member]
Preferred stock, liquidation preference (in Dollars)	$ 1,500,000
Preferred stock, par value (in Dollars per share)	$ 0.001
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred Stock, shares issued	1,000
Preferred Stock, shares outstanding	1,000